OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Core Fund
Old Westbury Large Cap Strategies Fund
Old Westbury Small & Mid Cap Fund
Old Westbury Strategic Opportunities Fund
Old Westbury Fixed Income Fund
Old Westbury Municipal Bond Fund

(together, the “Funds”)

Supplement dated August 8, 2016 to the
Statement of Additional Information (“SAI”) dated March 1, 2016

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated March 1, 2016.

CHANGES IN INDEPENDENT DIRECTORS AND FUND OFFICERS AND IMPORTANT NOTICE REGARDING NEW INVESTMENT SUB-ADVISER

At a meeting held on April 20, 2016, the Board of Directors (the “Board”) appointed Ms. Lisa M. King as Secretary of the Corporation. The Board accepted the resignation of Mr. William H. Wallace, III as the Corporation’s Secretary. Mr. Wallace will serve as Assistant Secretary of the Corporation.

At a meeting held on July 19, 2016, the Board approved the appointment of Mr. R. Keith Walton as an Independent Director on the Board. Mr. Walton was also appointed as a member of the Corporation’s Audit Committee, Governance Committee and Nominating Committee.

The Board also approved the appointment of Mr. Thomas G. Kennedy as the Corporation’s Chief Compliance Officer, effective July 19, 2016. The Board accepted the resignation of Ms. Nicola R. Knight as the Corporation’s Chief Compliance Officer. Ms. Knight will continue to serve as Assistant Secretary of the Corporation and as Principal and Associate General Counsel of Bessemer Trust Company, N.A.

Finally, at a meeting held on July 27, 2016, the Board approved the appointment of Martingale Asset Management, L.P. (“Martingale”) as a sub-adviser to the Old Westbury Small & Mid Cap Fund (the “Small & Mid Cap Fund”).

Accordingly, effective immediately:

•	All references to Ms. Nicola R. Knight in her capacity as the Corporation’s Chief Compliance Officer and to Mr. William H. Wallace, III in his capacity as the Corporation’s Secretary are deleted in their entirety.

•	The following information has been added to the table under the heading “OFFICERS OF THE CORPORATION” on page 34:

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years
Thomas G. Kennedy 630 Fifth Avenue New York, NY 10111 Age: 46	Chief Compliance Officer	Indefinite; Since July 2016	Director of Investment Management and Chief Compliance Officer, Bessemer Trust Company, N.A. (Since July 2016); Head of Alternatives Compliance, Aberdeen Asset Management Inc. (January 2016-April 2016); Managing Director and Chief Compliance Officer, Arden Asset Management LLC (2008-2015).
Lisa M. King 301 Bellevue Parkway Wilmington, DE 19809 Age: 48	Secretary	Indefinite; Since April 2016	Vice President and Counsel, BNY Mellon (Since 2016); Counsel, Stradley Ronon Stevens & Young LLP (2007-2016).

•	The following information has been added to the table under the heading “INDEPENDENT DIRECTORS” on page 36:

Name, Address, and Age	Position(s) Held with Funds	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
R. Keith Walton 630 Fifth Avenue New York, NY 10111 Age: 51	Director	Indefinite term; Since July 2016	Vice President, Strategy, Arizona State University (Since 2013); Vice President, Global Government & Affairs, Alcoa Inc. (commercial manufacturing company) (2010-2012).	6	5[6]

6 Mr. Walton serves as Director of the following entities: Blue Crest Capital Management, LLC Funds, Global Infrastructure Partners, Systematica Investments Limited, Zweig Fund Inc. and

Zweig Total Return Fund Inc.

•	The following information is inserted as a separate paragraph after the last paragraph of the section entitled “Additional Information Concerning Our Board of Directors – Information about Each Director’s Qualifications, Experience, Attributes or Skills” beginning on page 38:

Mr. Walton’s Director Attributes include knowledge and business experience resulting from his positions as Vice President of Arizona State University and Alcoa. His Director Attributes also include his experience serving as a director of a number of registered investment companies.

•	The first sentence in the first paragraph under the heading “Additional Information Concerning Our Board of Directors – Information about Each Director’s Qualifications, Experience, Attributes or Skills – Committees” on page 39 is deleted in its entirety and replaced with the following:

The Board has an Audit Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy.

•	The first sentence in the second paragraph under the heading “Additional Information Concerning Our Board of Directors – Information about Each Director’s Qualifications, Experience, Attributes or Skills – Committees” on page 39 is deleted in its entirety and replaced with the following:

The Board has a Nominating Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy.

•	The first sentence in the third paragraph under the heading “Additional Information Concerning Our Board of Directors – Information about Each Director’s Qualifications, Experience, Attributes or Skills – Committees” on page 39 is deleted in its entirety and replaced with the following:

The Board also has a Governance Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy.

•	The following column has been added to the table under the section “Additional Information Concerning Our Board of Directors – Fund Ownership” beginning on page 40:

R. Keith Walton[2]
Large Cap Core Fund	None
Large Cap Strategies Fund	None
Small & Mid Cap Fund	None
Strategic Opportunities Fund	None
Fixed Income Fund	None
Municipal Bond Fund	None
Aggregate Dollar Range of Securities in Fund Complex	None

2 Mr. Walton was appointed as a Director on July 19, 2016.

•	The following information is inserted as a separate paragraph after the last paragraph of the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS” beginning on page 42:

Bessemer Investment Management LLC (the “Adviser”) has also retained Martingale as a sub-adviser to the Small & Mid Cap Fund pursuant to a sub-advisory agreement between the Adviser and Martingale, agreed to and accepted by Old Westbury Funds, Inc. (the “Martingale Sub-Advisory Contract”). Pursuant to the Martingale Sub-Advisory Contract, Martingale will, subject to the supervision of the Adviser and the Board and in accordance with the investment objective and policies of the Small & Mid Cap Fund and applicable laws and regulations, make investment decisions with respect to the purchases and sales of portfolio securities and other assets, the amount of which is determined by the Adviser from time to time. Under the Martingale Sub-Advisory Contract, the Adviser pays Martingale from the advisory fees it receives from the Small & Mid Cap Fund. Martingale is a privately owned limited partnership with broad employee ownership. Martingale Asset Management Corporation owns between 25% and 50% of Martingale.

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS – Additional Portfolio Manager Information”:

•	The table under the heading “Other Accounts Managed by Portfolio Managers” on page 44 is modified by adding the following under “Small & Mid Cap Fund”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Martingale*
William E. Jacques	1	$298,000,000	15	$1,699,000,000	25	$3,961,000,000
James M. Eysenbach	1	$298,000,000	15	$1,699,000,000	25	$3,961,000,000
Samuel Nathans	1	$298,000,000	15	$1,699,000,000	25	$3,961,000,000

* Information provided as of June 30, 2016.

•	The table under the heading “Other Accounts Managed by Portfolio Managers – Accounts and Assets for which an Investment Advisory Fee is Based on Performance” on page 46 is modified by adding the following under “Small & Mid Cap Fund”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Martingale*
William E. Jacques	0	$0	1	$61,000,000	2	$401,000,000
James M. Eysenbach	0	$0	1	$61,000,000	2	$401,000,000
Samuel Nathans	0	$0	1	$61,000,000	2	$401,000,000

* Information provided as of June 30, 2016.

•	The table under the heading “Ownership of Securities” on page 47 is modified by adding the following:

	Large Cap Core Fund	Large Cap Strategies Fund	Fixed Income Fund	Municipal Bond Fund	Small & Mid Cap Fund	Strategic Opportunities Fund
Martingale*
William E. Jacques	None	None	None	None	None	None
James M. Eysenbach	None	None	None	None	None	None
Samuel Nathans	None	None	None	None	None	None

* Information provided as of June 30, 2016.

•	The following information is added at the end of the section entitled “Compensation of Portfolio Managers” beginning on page 48:

Martingale. Compensation for all employees includes an annual base salary as well as the opportunity for an annual bonus related to firm-wide profit and individual performance, a SEP retirement plan and participation in the firm’s profit through equity (partnership) ownership. Other nonfinancial benefits are provided to all employees. Individual compensation packages are commensurate with past experience and current contributions to Martingale. Changes in salary or bonus for individual employees are based on traditional employee performance evaluation criteria. No compensation is linked to investment performance.

•	The following information is added at the end of the section entitled “Potential Conflicts of Interests” beginning on page 52:

Martingale. Martingale employs systematic stock valuation, portfolio construction and trading across all client accounts. Martingale’s disciplined approach, combined with firm policies and procedures, is designed to provide every account equal access to all aspects of Martingale’s investment management process.

As a matter of policy, trade allocation procedures must be fair and equitable to all clients, with no particular group or client(s) being favored or disfavored over any other clients. Martingale’s policy prohibits any allocation of trades in a manner that its proprietary accounts, affiliated accounts, or any particular client(s) or group of clients receive more favorable treatment than other client accounts.

Further, accounts with a performance fee component are treated no differently than accounts without one in accordance with Martingale’s policies and procedures.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE